Standardized Measure Of Discounted Future Net Cash Flows	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Standardized Measure Of Discounted Future Net Cash Flows
21.	STANDARDIZED MEASURE OF DISCOUNTED FUTURE NET CASH FLOWS (UNAUDITED)

FASB ASC 932 prescribes guidelines for computing a standardized measure of future net cash flows and changes therein relating to the estimated proved reserves. We followed these guidelines, which are briefly discussed below.

Future cash inflows and future production and development costs are determined by applying year-end prices and costs to estimate quantities of oil and natural gas to be produced. Actual future prices and costs may be materially higher or lower than the year-end prices and costs used. Estimates are made of quantities of estimated proved reserves and the future periods during which they are expected to be produced based on year-end economic conditions. The resulting future net cash flows are reduced to present value amounts by applying a 10.0% annual discount factor.

The limitations inherent in the reserve quantity estimation process, as discussed previously, are equally applicable to the standardized measure computations since these estimates reflect the valuation process.

The following summary sets forth our future net cash flows relating to proved oil and natural gas reserves based on the standardized measure prescribed by FASB ASC 932 at December 31, 2015, 2014 and 2013 ($ in thousands):

	2015	2014	2013
Future Cash Inflows	$1,716,131 (a)	$5,824,231 (b)	$3,899,878 (c)
Future Costs:
Production	(1,144,049)	(2,332,151)	(1,619,629)
Abandonment	(143,459)	(134,308)	(95,183)
Development	(18,952)	(686,676)	(517,875)

Net Future Cash Inflow Before Income Taxes	409,671	2,671,096	1,667,191
Future Income Tax Expense	—	(468,597)	(359,322)

Total Future Net Cash Flows Before 10.0% Discount	409,671	2,202,499	1,307,869
Less: Effect of 10.0% Discount Factor	(154,048)	(1,177,135)	(778,756)

Standardized Measure of Discounted Future Net Cash Flows	$255,623	$1,025,364	$529,113

(a)	Calculated using weighted average prices of $2.401 per Mcf, $44.45 per barrel of oil and $12.48 per barrel of NGLs
(b)	Calculated using weighted average prices of $3.455 per Mcf, $88.02 per barrel of oil and $28.30 per barrel of NGLs
(c)	Calculated using weighted average prices of $3.588 per Mcf, $94.28 per barrel of oil and $26.37 per barrel of NGLs

The principal sources of change in the standardized measure of discounted future net cash flows are as follows:

	2015	2014	2013
Standardized Measure – Beginning of Period	$1,025,364	$529,113	$396,123
Revisions of Previous Estimates:
Changes in Prices and Production Costs	(1,296,866)	253,865	72,503
Revisions in Quantities	(270,673)	(5,970)	(51,289)
Changes in Future Development Costs	595,547	(51,794)	22,341
Accretion of Discount and Timing of Future Cash Flows	116,514	64,013	47,571
Net Change in Income Tax	139,776	28,756	31,433
Purchase (Sale) of Reserves in Place	(37,101)	28,316	—
Plus Extensions, Discoveries, and Other Additions	88,152	430,252	170,846
Development Costs Incurred	31,574	71,383	64,661
Sales of Product – Net of Production Costs	(52,952)	(197,587)	(151,781)
Changes in Timing and Other	(83,712)	(124,983)	(73,295)

Standardized Measure – End of Period	$255,623	$1,025,364	$529,113